Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Fees
Ecopetrol USA Inc | United States | United States
Total	$ 14,230
Cenit Transporte y Logistica de Hidrocarburos S.A.S. Transporte y Logistica de Hidrocarburos S.A.S. | Colombia | Colombia
Total	291,760	$ 1,370
Oleoducto de Colombia S.A. | Colombia | Colombia
Total	47,890
Oleoducto de los Llanos S.A. | Colombia | Colombia
Total		$ 94,750
Ecopetrol S.A. | Colombia | Colombia
Total	1,203,550
Ecopetrol Trading Asia Pte Ltd | Singapur | Singapore
Total	$ 12,550